APPENDIX I	UNITED STATES	OMB APPROVAL
	SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0456
	Washington, D.C. 20549	Expires: March 31, 2012
Estimated average burden hours per response 2

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
ING Partners, Inc. 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034

2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):     ☒

3.	Investment Company Act File Number:
811-08319

Securities Act File Number:
333-32575

4(a).	Last day of fiscal year for which this Form is filed:
December 31, 2010

4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$1,471,826,379*

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$1,311,952,073*

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$	1,311,952,073*

	(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$159,874,306*

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x	0.0001161

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$	18,561.41*

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:               .

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
+$

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				=$	18,561.41*

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: March 25, 2011

Method of Delivery:

		☒	Wire Transfer
		☐	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)**	/s/ Todd Modic

Todd Modic, Senior Vice President

Date	March 29, 2011

*      Registrant offers its shares to both registered separate accounts and unregistered separate accounts of affiliated investment companies. The amounts reported reflect the sales and redemptions for unregistered separate accounts. The activity of the registered and unregistered separate accounts is outlined below:

	Registered	Unregistered
	Separate Accounts	Separate Accounts	Total

Sale price of securities sold	$1,340,868,875	$1,471,826,379	$2,812,695,254

Price of securities redeemed or repurchased	$1,115,018,294	$1,311,952,073	$2,426,970,367

Net sales	$225,850,581	$159,874,306	$385,724,887

Multiplier		0.00011161

Registration Fee		$18,561.41

** Please print the name and title of the signing officer below the signature